Trade and other receivables (Details 5) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Net (impairment losses) reversals of trade and other receivables
New or increased provisions	€ (498)
Credit losses	(37)
Reversal of unutilized provisions	120
Impairment loss on financial assets	€ (415)